Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PROSHARES TRUST
Prospectus Date	rr_ProspectusDate	Oct. 01, 2018
MORNINGSTAR ALTERNATIVES SOLUTION ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MORNINGSTAR ALTERNATIVES SOLUTION ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	ProShares Morningstar Alternatives Solution ETF (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the Morningstar® Diversified Alternatives IndexSM (the “Index”). The Index seeks to provide diversified exposure to alternatives asset classes. The Index consists of a comprehensive set of exchange-traded funds (“ETFs”) in the ProShares lineup that employ alternative and non-traditional strategies such as long/short, market neutral, managed futures, hedge-fund replication, private equity, infrastructure or inflation-related investments.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses<br/>(expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2019<br/><br/>October 31, 2019
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund (and each Underlying ETF (as defined below) in which the Fund invests) pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. To the extent an Underlying ETF incurs costs related to portfolio turnover, such costs would have a negative effect on the performance of the Underlying ETF, and thus the Fund, but will not be reflected in the Fund’s portfolio turnover rate. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 57% of the average value of its entire portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	57.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	In addition, investors may pay brokerage commissions on their purchases and sales of the Fund’s shares. These costs are not reflected in the table or the example above.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	“Other Expenses” have been restated to reflect current expenses.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	“Acquired Fund Fees and Expenses” are not directly borne by the Fund and are not reflected in the Fund’s Financial Statements in the annual report. Therefore, the amounts listed in “Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements” will differ from those presented in the Fund’s Financial Highlights in the Fund’s Full Prospectus.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Fund pays transaction costs associated with transacting in securities. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund’s shares. These costs are not reflected in the table or the example above.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund is a fund of ETFs and seeks to achieve its investment objective by investing primarily in the Underlying ETFs, each of which is a ProShares ETF.

The Fund is designed to provide investors with a comprehensive solution to their alternatives allocation by investing in the alternative ETFs (i.e., ETFs that invest in alternative asset classes or that have non-traditional investment strategies) comprising its Index. The Index is designed to provide diversified exposure to alternative asset classes when combined with a range of traditional investments. It allocates among a comprehensive set of alternative ETFs that employ alternative and non-traditional strategies such as long/short, market neutral, managed futures, hedge fund replication, private equity, infrastructure or inflation-related investments.

The Index allocates to the Underlying ETFs based on a proprietary optimization model. The model annually calculates the allocation to each Underlying ETF based on the improvement in portfolio risk/return characteristics each Underlying ETF may provide to a traditional stock and bond portfolio. In addition, at each monthly rebalance, the Index applies a tactical momentum signal designed to increase the allocations towards asset classes that exhibited positive relative trends over the prior six months.

As of June 30, 2018, the Underlying ETFs included: ProShares Managed Futures Strategy ETF, ProShares Hedge Replication ETF, ProShares Merger ETF, ProShares RAFITM Long/Short, ProShares Global Listed Private Equity ETF, ProShares DJ Brookfield Global Infrastructure ETF and ProShares Inflation Expectations ETF. A brief description of each of these Underlying ETFs follows.
ProShares Managed Futures Strategy ETF (FUT) is an actively managed ETF that seeks to achieve positive returns that are not directly correlated to broad equity or fixed income markets. The Fund uses the S&P® Strategic Futures Index as a performance benchmark. The S&P® Strategic Futures Index was developed by Standard & Poors and is a long/short rules-based investable index that seeks to capture the economic benefit from trends (in either direction) in physical commodities, interest rates and currencies by taking long or short positions in related futures contracts based on the performance trends of the individual components.

ProShares Hedge Replication ETF (HDG) seeks investment results, before fees and expenses, that track the performance of the Merrill Lynch Factor Model — Exchange Series (“Factor Model”). The Factor Model, established by Merrill Lynch International (the “Model Sponsor”), seeks to provide the risk and return characteristics of the hedge fund asset class by targeting a high correlation to the HFRI Fund Weighted Composite Index (the “HFRI”).

ProShares Merger ETF (MRGR) seeks investment results, before fees and expenses, that track the performance of the S&P® Merger Arbitrage Index (“Merger Arbitrage Index”). The Merger Arbitrage Index is designed to provide exposure to a global merger arbitrage strategy. A global merger arbitrage strategy seeks to capture the spread between the price at which the stock of a company (each such company, a “Target”) trades after a proposed acquisition of such Target is announced and the value (cash plus stock) that the acquiring company (the “Acquirer”) has proposed to pay for the stock of the Target.

ProShares RAFITM Long/Short (RALS) seeks investment results, before fees and expenses, that track the performance of the FTSE RAFITM US 1000 Long/Short Total Return Index (“RAFI Index”). The RAFI Index methodology seeks to capitalize on a theory that traditional index weighting based on market capitalization (i.e., price) results in overweighting of overpriced securities and underweighting of underpriced securities. By obtaining long exposure to a non-capitalization weighted “fundamental” index and short exposure to a market capitalization weighted index in an equal dollar amount, the Index seeks to deliver the difference in performance (outperformance or underperformance) between the fundamentally weighted index and the market capitalization weighted index. In general, when fundamental weighting is outperforming capitalization weighting, the RAFI Index, expects to have positive performance. When capitalization weighting is outperforming fundamental weighting, the RAFI Index and Fund expect to have negative performance.

ProShares Global Listed Private Equity ETF (PEX) seeks investment results, before fees and expenses, that track the performance of the LPX Direct Listed Private Equity Index (“LPX Index”). The LPXI index consists of up to 30 qualifying listed private equity companies whose direct private equity investments, as well as cash and cash equivalent positions and post-initial public offering listed investments, represent more than 80% of the total assets of the company.

ProShares DJ Brookfield Global Infrastructure ETF (TOLZ) seeks investment results, before fees and expenses, that track the performance of the Dow Jones Brookfield Global Infrastructure Composite Index (“Global Infrastructure Index”). The Global Infrastructure Index, constructed and maintained by S&P Dow Jones Indices LLC, consists of companies domiciled globally that qualify as “pure-play” infrastructure companies — companies whose primary business is the ownership and operation of infrastructure assets, activities that generally generate long-term stable cash flows.

ProShares Inflation Expectations ETF (RINF) seeks investment results, before fees and expenses, that track the performance of the FTSE 30-Year TIPS (Treasury Rate-Hedged) Index (the “FTSE Index”) and will invest at least 80% of its total assets in securities of the FTSE Index. The FTSE Index tracks the performance of (i) long positions in the most recently issued 30-year Treasury Inflation-Protected Securities (“TIPS”) and (ii) duration-adjusted short positions in U.S. Treasury bonds of, in aggregate, approximate equivalent duration dollars to the TIPS. The FTSE Index seeks to achieve an overall duration dollar amount of zero. The FTSE Index is not designed to measure the realized rate of inflation, nor does it seek to replicate the returns of any index or measure of actual consumer price levels.
The Index is constructed and maintained by Morningstar, Inc., using the asset allocation expertise of its affiliate, Ibbotson Associates, Inc., a division of Morningstar Investment Management Group. The Index is published under the Bloomberg ticker symbol “DIVALTT.”

“Underlying ETFs” are ETFs, sponsored by ProShare Advisors or its affiliates, in which the Fund invests. For a further description of the Fund, please see “Additional Securities, Instruments and Strategies of ProShares Morningstar Alternatives Solution ETF” in the Fund’s Full Prospectus.

The Fund invests in ETFs that ProShare Advisors believes, in combination, should track the performance of the Index. Under normal circumstances, the Fund will invest at least 80% of its total assets in Underlying ETFs.

The Fund will invest principally in the securities set forth below.
  Exchange-Traded Funds (ETFs) — The Fund invests in shares of other ETFs, which are listed, open-ended pooled investment entities that provide exposure to different asset classes and investment strategies.
ProShare Advisors follows a passive approach to investing that is designed to track the performance of the Index. The Fund attempts to track the performance of the Index by investing all, or substantially all, of its assets in securities that make up the Index, holding each security in approximately the same proportion as its weighting in the Index. In managing the assets of the Fund, ProShare Advisors does not invest the assets of the Fund in securities based on ProShare Advisors’ view of the investment merit of a particular security or company, nor does it conduct conventional investment research or analysis or forecast market movement or trends. The Fund seeks to remain fully invested at all times in securities that, in combination, provide exposure to the Index without regard to market conditions, trends or direction.

The Fund will concentrate its investments in a particular industry, group of industries, country or region to approximately the same extent as the Index is so concentrated. As of the close of business on May 31, 2018, the Index was not concentrated in an industry group.

Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Full Prospectus for additional details.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You could lose money by investing in the Fund.

Principal Risks Related to the Fund
  Risks Associated with the Use of Derivatives — Certain Underlying ETFs may obtain investment exposure through derivatives (including investing in swap agreements, futures contracts, forward contracts, options on futures contracts, securities and indexes, and similar instruments). Investing in derivatives may be considered aggressive and may expose the Underlying ETF to greater risks and may result in larger losses or smaller gains than investing directly in the reference asset(s) underlying those derivatives. These risks include counterparty risk, liquidity risk and increased correlation risk. When an Underlying ETF uses derivatives, there may be imperfect correlation between the value of the reference asset(s) underlying the derivative (e.g., the securities in the index) and the derivative, which may prevent the Underlying ETF from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives also may expose the Underlying ETF to losses in excess of those amounts initially invested. Moreover, with respect to the use of swap agreements, if an index has a dramatic intraday move that causes a material decline in an Underlying ETF’s net assets, the terms of a swap agreement between the Underlying ETF and its counterparty may permit the counterparty to immediately close out the transaction with the Underlying ETF. In that event, the Underlying ETF may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Underlying ETF’s investment objective. This, in turn, may prevent the Underlying ETF from achieving its investment objective, even if the index reverses all or a portion of its intraday move by the end of the day. As a result, the value of an investment in the Fund may change quickly and without warning. Any costs associated with using derivatives will also have the effect of lowering the Underlying ETF’s return.
  Affiliated Fund Risk — The Fund invests exclusively in Underlying ETFs that are affiliated with ProShare Advisors. The use of affiliated Underlying ETFs subjects ProShare Advisors to potential conflicts of interest; for example, because certain Underlying ETFs pay higher fees to ProShare Advisors than other Underlying ETFs, ProShare Advisors could be incentivized to allocate the Fund’s assets to Underlying ETFs that pay higher fees. Additionally, if an Underlying ETF holds interests in another affiliated ETF, the Fund may be prohibited from purchasing additional shares of that Underlying ETF, which may increase correlation risk.
  Correlation Risk — There is no guarantee that the Fund or any Underlying ETF will achieve a high degree of correlation with its index, which may hinder its ability to meet its investment objective.
  Counterparty Risk — Certain Underlying ETFs will invest in derivatives involving third parties (i.e., counterparties). The use of derivatives, such as swap agreements, futures contracts or forward contracts, involves risks that are different from those associated with ordinary portfolio securities transactions. Such Underlying ETFs will be subject to credit risk (i.e., the risk that a counterparty is or is perceived to be unwilling or unable to make timely payments or otherwise meet its contractual obligations) with respect to the amount such Underlying ETF expects to receive from counterparties to derivatives and repurchase agreements entered into by the Underlying ETF. If a counterparty becomes bankrupt or fails to perform its obligations, or if any collateral posted by the counterparty for the benefit of an Underlying ETF is insufficient or there are delays in an Underlying ETF’s ability to access such collateral, the value of an investment in the Underlying ETF may decline.
  Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. The ability to trade certain securities may be restricted, which may disrupt the Fund’s creation and redemption process, potentially affect the price at which the Fund’s shares trade in the secondary market, and/or result in the Fund being unable to trade certain securities. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, and/or may incur substantial trading losses. If trading in the Fund’s shares halt, investors may be temporarily unable to trade shares of the Fund.
  Investment in Underlying ETFs Risk — The Fund expects to invest substantially all of its assets in the Underlying ETFs, so the Fund’s investment performance is directly related to the investment performance of the Underlying ETFs. An investment in the Fund is subject to the risks associated with the Underlying ETFs that comprise the Index. The Fund’s NAV will change with changes in the value of the Underlying ETFs in which the Fund invests. As the Underlying ETFs, or the Fund’s allocations among the Underlying ETFs, change from time to time, or to the extent that the expense ratio of the Underlying ETFs changes, the weighted average operating expenses borne by the Fund may increase or decrease. An investment in the Fund will entail more direct and indirect costs and expenses than a direct investment in the Underlying ETFs. For example, the Fund indirectly pays not only a portion of the expenses (including operating expenses and management fees) incurred by the Underlying ETFs, but its own expenses as well. One Underlying ETF may buy the same securities that another Underlying ETF sells. Also, taxable distributions made by the Underlying ETFs could cause the Fund to make a taxable distribution to its shareholders.

  The value of the Fund’s investment in Underlying ETFs is generally based on secondary market prices and, as such, the Fund may suffer losses due to developments in the security markets, the failure of an active trading market to develop, trading halts or de-listings.
  Investment Strategy Risk — There is no guarantee that the Fund will produce high or even positive returns. The Index allocates to the Underlying ETFs based in large part on the historical performance and other related characteristics of the individual Underlying ETFs, their benchmarks, and the asset classes they represent. There is no guarantee that the Underlying ETFs will continue to perform as they have in the past or as they are expected to perform in the future, or that the Underlying ETFs will meet their investment objectives. Furthermore, the quantitative allocation strategy utilized by the Index may allocate to the Underlying ETFs in a way that proves to be sub-optimal for a given market environment.
  Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities in which the Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Markets for the securities in which the Fund invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. These situations may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index. Furthermore, the Underlying ETFs in which the Fund invests may have varying degrees of liquidity and associated spreads. Lower liquidity and wider spreads have a negative impact on the Fund’s performance.
  Market Price Variance Risk — Investors buy and sell Fund shares in the secondary market at market prices, which may be different from the NAV per share of the Fund (i.e., the secondary market price may trade at a price greater than NAV (a premium) or less than NAV (a discount)). The market price of the Fund’s shares will fluctuate in response to changes in the value of the Fund’s holdings, supply and demand for shares and other market factors.
  Non-Diversification Risk — The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (“1940 Act”), and has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers susceptible to a single economic, political or regulatory event. This may increase the Fund’s volatility and cause performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance. This risk may be particularly acute if the Index is comprised of a small number of securities. Notwithstanding the Fund’s status as a “non-diversified” investment company under the 1940 Act, the Fund intends to qualify as a “regulated investment company” (“RIC”) accorded special tax treatment under the Internal Revenue Code, which imposes its own diversification requirements that are less restrictive than the requirements applicable to “diversified” investment companies under the 1940 Act.
  Portfolio Turnover Risk — The Fund may incur high portfolio turnover to manage the Fund’s investment exposure. Additionally, active market trading of the Fund’s shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage and other transaction costs and may result in increased taxable capital gains. Each of these factors could have a negative impact on the performance of the Fund.
  Tax Risk — Certain Underlying ETFs intend to qualify each year for the special tax treatment accorded a RIC and its shareholders. In order to so qualify each such Underlying ETF must derive at least 90% of its gross income for each taxable year from “qualifying income,” meet certain asset diversification tests at the end of each taxable quarter, and meet annual distribution requirements. An Underlying ETF’s pursuit of its investment strategies will potentially be limited by the Underlying ETF’s intention to qualify for such treatment and could adversely affect its ability to so qualify. The Underlying ETF can make certain investments, the treatment of which for these purposes is unclear. If, in any year, an Underlying ETF were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not to cure such failure, the Underlying ETF would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income, which could substantially reduce the Fund’s return on its investment in such Underlying ETF. In addition, such failure could jeopardize the Fund’s status as a RIC. If, in any year, the Fund were to fail to qualify as a RIC, the Fund would be taxed as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. Please see the Statement of Additional Information for more information.
  Valuation Risk — In certain circumstances, Underlying ETFs may be valued using techniques other than market quotations. The value established for an Underlying ETF may be different from what would be produced through the use of another methodology or if it had been priced using market quotations. Underlying ETFs that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that the Fund could sell an Underlying ETF for the value established for it at any time, and it is possible that the Fund would incur a loss because an Underlying ETF is sold at a discount to its established value.
Risks Related to the Underlying ETFs
The Fund is subject to the risks of the Underlying ETFs to the extent it allocates to the relevant Underlying ETFs. Investments in the Underlying ETFs may subject the Fund to the following risks:
  Risks Associated with the Use of Derivatives — Certain Underlying ETFs may obtain investment exposure through derivatives (including investing in swap agreements, futures contracts, options on futures contracts, securities and indexes, forward contracts and similar instruments). Investing in derivatives may be considered aggressive and may expose the Underlying ETF to greater risks than investing directly in the reference asset(s) underlying those derivatives (e.g., the securities contained in an Underlying ETF’s index). When an Underlying ETF uses derivatives, there may be imperfect correlation between the value of the reference asset(s) underlying the derivative (e.g., the securities in the index) and the derivative, which may prevent the Underlying ETF from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives also may expose the Underlying ETF to losses in excess of those amounts initially invested.
  Benchmark/Index Performance Risk — The Fund is linked to an Index maintained by a third party provider unaffiliated with the Fund or ProShare Advisors. There is no guarantee or assurance that the methodology used to create the Index, or a benchmark or index for a particular Underlying ETF, will result in the Fund or an Underlying ETF, as applicable, achieving high, or even positive, returns. Further, there can be no guarantee that the methodology underlying the Index, or a benchmark or index for a particular Underlying ETF, or the daily calculation of the Index, or a benchmark or index for a particular Underlying ETF, will be free from error. It is also possible that the value of the Index, or a benchmark or index for a particular Underlying ETF, may be subject to intentional manipulation by third-party market participants. The Index or benchmark for a particular Underlying ETF may underperform, and the Fund or an Underlying ETF could lose value, while the levels of other indices or measures of market performance increase in value.

  In addition, the Merrill Lynch Factor Model — Exchange Series, the benchmark for ProShares Hedge Replication ETF (an Underlying ETF), does not in any way represent a managed hedge fund or group of hedge funds, and there is no guarantee that it will achieve returns correlated with any hedge fund, group of hedge funds, or the HFRI (an index that the Merrill Lynch Factor Model — Exchange Series is designed to correlate to). Neither ProShare Advisors nor the Model Sponsor has any control over the composition or compilation of the HFRI, and there is no guarantee that the HFRI will continue to be produced.
  Breakeven Inflation Investing Risk — ProShares Inflation Expectations ETF seeks investment results, before fees and expenses, that track the FTSE Index. The FTSE Index tracks the performance of (i) long positions in the most recently issued 30-year Treasury Inflation-Protected Securities (“TIPS”) and (ii) duration-adjusted short positions in U.S. Treasury bonds of, in aggregate, approximate equivalent duration dollars to the TIPS. The FTSE Index seeks to achieve an overall duration dollar amount of zero. The difference in yield (or spread) between these bonds (Treasury yield minus TIPS yield) is commonly referred to as a “breakeven rate of inflation” (“BEI”) and is considered to be a measure of the market’s expectations for inflation over the relevant period. The level of the FTSE i Index (and the fund) will fluctuate based on changes in the value of the underlying bonds, which will likely not be the same on a percentage basis as changes in the BEI. The FTSE Index is not designed to measure or predict the realized rate of inflation, nor does it seek to replicate the returns of any price index or measure of actual consumer price levels. Changes in the BEI are based on the TIPS and U.S. Treasury markets, interest rate and inflation expectations, and fiscal and monetary policy.

  There is no guarantee that these factors will combine to produce any particular directional changes in the FTSE Index over time, or that the fund will retain any appreciation in value over extended periods of time, or that the returns of the FTSE Index or the fund will track or outpace the realized rate of inflation, or any price index or measure of actual consumer price levels. It is possible that the returns of the FTSE Index or the fund will not correlate to (or may be the opposite of) the change in the realized rate of inflation, or any price index, or measure of actual consumer price levels. Furthermore, while the BEI provides exposure to inflation expectations, it may also be influenced by other factors, including premiums related to liquidity for certain bonds as well as premiums surrounding the uncertainty of future inflation. These other factors may impact the level of the FTSE Index or the value of the fund in unexpected ways and may cancel out or even reverse the impact of changes in inflation expectations. As a result, an investment in the fund may not serve as an effective hedge against inflation.
  Commodity and Currency Risk — Investments linked to commodity or currency futures contracts can be highly volatile compared to investments in traditional securities and funds holding instruments linked to commodity or currency futures contracts may experience large losses. The value of instruments linked to commodity or currency futures contracts may be affected by market movements, commodity or currency benchmarks (as the case may be), volatility, changes in interest rates, or factors affecting a particular industry, commodity or currency. For example, commodity futures contracts may be affected by numerous factors, including drought, floods, fires, weather, livestock disease, pipeline ruptures or spills, embargoes, tariffs and international, economic, political or regulatory developments. High volatility may have an adverse impact on certain Underlying ETFs beyond the impact of any performance-based losses of the underlying indexes.
  Counterparty Risk — Certain Underlying ETFs will invest in derivatives involving third parties (i.e., counterparties). The use of derivatives, such as swap agreements, futures contracts or forward contracts, involves risks that are different from those associated with ordinary portfolio securities transactions. Such Underlying ETFs will be subject to credit risk (i.e., the risk that a counterparty is or is perceived to be unwilling or unable to make timely payments or otherwise meet its contractual obligations) with respect to the amount such Underlying ETF expects to receive from counterparties to derivatives and repurchase agreements entered into by the Underlying ETF. If a counterparty becomes bankrupt or fails to perform its obligations, or if any collateral posted by the counterparty for the benefit of an Underlying ETF is insufficient or there are delays in an Underlying ETF’s ability to access such collateral, the value of an investment in the Underlying ETF may decline.
  Debt Instrument Risk — Debt instruments are subject to adverse issuer, political, regulatory, market and economic developments, as well as developments that affect specific economic sectors, industries or segments of the fixed income market. Additionally, the credit quality of the issuer of a debt instrument (including the risk of a potential default) can also affect the price of a debt instrument. The perceived or actual inability of issuers, guarantors, or liquidity providers to make scheduled interest payments can negatively impact the performance of the Fund. Debt instruments may have varying levels of sensitivity to changes in interest rates. Typically, the value of outstanding debt instruments falls when interest rates rise. These factors may cause the value of an investment in the Fund to change.
  Equity and Market Risk — Equity markets are volatile, and the value of securities and other instruments correlated with equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to corporate, political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Further, stocks in the underlying index may underperform other equity investments. Volatility in the markets and/or market developments may cause the value of an investment in an Underlying ETF to decrease over short or long periods of time.
  Fixed Income and Market Risk — The fixed income markets can be volatile, and the value of securities and other instruments correlated with these markets may fluctuate dramatically from day-to-day. Fixed income markets are subject to adverse issuer, political, regulatory, market or economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. These factors may also lead to increased volatility and reduced liquidity in the fixed income markets. Equity securities generally have greater price volatility than fixed income securities, although under certain market conditions fixed income securities may have comparable or greater price volatility. Volatility in the markets and/or market developments may cause the value of an investment in an Underlying ETF to decrease over short or long periods of time. Further, fixed income securities in the underlying index may underperform other fixed income investments that track other markets, segments and sectors.
  Foreign Currency Risk/Exposure to Foreign Currency Risk — Investments linked to or denominated in foreign currencies are exposed to additional risk factors versus similar investments that do not have foreign currency exposure. The value of an investment linked to or denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Devaluations of a currency by a government or banking authority may also have significant impact on the value of any investments linked to or denominated in that currency. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable, or inaccurate. A U.S. dollar investment in Depositary Receipts or ordinary shares of foreign issuers traded on U.S. exchanges or an investment in an instrument linked to a foreign currency is subject to foreign currency risk. Foreign currency losses could offset or exceed any potential gains, or add to losses, in the related investments. Currency markets are also generally not as regulated as securities markets. In addition, in order to transact in foreign investments, certain Underlying ETFs may exchange and hold foreign currencies. Regulatory fees or higher custody fees may be imposed on foreign currency holdings. In certain “restricted market” countries (which limit the ability of non-nationals to transact in those countries’ currencies), the Underlying ETF will be limited in its ability to use multiple dealers to obtain exchange rates. This may result in potentially higher costs for the Underlying ETF, and increased correlation risk. Further, the limitation on dealers may cause delays in execution, which may also increase correlation risk.
  Foreign Investments Risk/Exposure to Foreign Investments Risk — Investing in securities of foreign issuers may provide Underlying ETFs with increased risk. Various factors related to foreign investments may negatively impact the Underlying ETFs’ and their respective Index’s performance, such as: i) fluctuations in the value of the applicable foreign currency; ii) differences in securities settlement practices; iii) uncertainty associated with evidence of ownership of investments in countries that lack centralized custodial services; iv) possible regulation of, or other limitations on, investments by U.S. investors in foreign investments; v) potentially higher brokerage commissions; vi) the possibility that a foreign government may withhold portions of interest and dividends at the source; vii) taxation of income earned in foreign countries or other foreign taxes imposed; viii) foreign exchange controls, which may include suspension of the ability to transfer currency from a foreign country; ix) less publicly available information about foreign issuers; x) changes in the denomination currency of a foreign investment; and xi) less certain legal systems in which the Underlying ETFs might encounter difficulties or be unable to pursue legal remedies. Foreign investments also may be more susceptible to political, social, economic and regional factors than might be the case with U.S. securities. In addition, markets for foreign investments are usually less liquid, more volatile and significantly smaller than markets for U.S. securities, which may affect, among other things, the Underlying ETFs’ ability to purchase or sell foreign investments at appropriate times. Because of differences in settlement times and/or foreign market holidays, transactions in a foreign market may take place one or more days after the necessary exposure to these investments is determined. Until the transactions are effected, the Underlying ETFs are exposed to increased foreign currency risk and market risk and, ultimately, increased correlation risk.
  Geographic Concentration Risk — Underlying ETFs that focus their investments in particular foreign countries or geographic regions, may be more volatile than more geographically diversified funds. The performance of these Underlying ETFs will be affected by the political, social and economic conditions in those foreign countries and geographic regions and subject to the related risks.
  Long/Short Risk — Certain Underlying ETFs seek both long and short exposure. There is no guarantee that the returns on the Underlying ETFs’ long or short positions will produce high, or even positive, returns and the Underlying ETFs could lose money if either or both the Underlying ETFs’ long and short positions produce negative returns. As a result, such investments may give rise to losses that exceed the amount invested in those assets.

  Moreover, with respect to the use of swap agreements, if an index has a dramatic intraday move that causes a material decline in an Underlying ETF’s net assets, the terms of a swap agreement between the Underlying ETF and its counterparty may permit the counterparty to immediately close out the transaction with the Underlying ETF. In that event, the Underlying ETF may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Underlying ETF’s investment objective. This, in turn, may prevent the Underlying ETF from achieving its investment objective, even if the index reverses all or a portion of its intraday move by the end of the day. Any costs associated with using derivatives will also have the effect of lowering the Underlying ETF’s return.
  Risks Related to a Managed Futures Strategy — ProShares Managed Futures Strategy ETF is an actively managed ETF that seeks to achieve positive returns that are not directly correlated to broad equity or fixed income markets. The fund uses the S&P® Strategic Futures Index as a performance benchmark (the “Benchmark”). The Benchmark seeks to capture the economic benefit from trends (in either direction) in the physical commodities, interest rates and currencies by taking long or short positions in related futures contracts and is based on a quantitative trading strategy.

  The fund takes long or short positions primarily based on the performance trends of the individual components. There can be no assurance that such trends are an accurate indicator of future market movements. In markets without sustained price trends, or markets with significant price movements that quickly reverse, the Underlying ETF may suffer significant losses. The Underlying ETF’s Benchmark is based on futures prices, not spot prices. Futures can perform very differently from spot prices. This Underlying ETF’s exposure to commodity or financial futures markets may subject it to greater volatility than investments in traditional securities, which may adversely affect an investor’s investment in that Underlying ETF. Certain index components of that Underlying ETF have experienced high volatility in the past.

  Certain of these futures contracts are subject to risks related to rolling, which is the process in which an Underlying ETF closes out and replaces futures contracts that near expiration with futures contracts with a later expiration. The prices at which the Underlying ETF can replace expiring commodity futures contracts or financial futures contracts may be higher or lower in the nearer months than in the more distant months. The pattern of higher futures prices for longer expiration futures contracts is often referred to as “contango.” The pattern of higher futures prices for shorter expiration futures contracts is referred to as “backwardation.” The presence of contango in certain commodity futures contracts or financial futures contracts at the time of rolling would be expected to adversely affect long positions held by the Underlying ETF and positively affect short positions held by the Underlying ETF. The presence of backwardation would be expected to adversely affect short positions and positively affect long positions.

  The Underlying ETF is not an index tracking ETF and will seek to enhance its performance by actively selecting investments with varying maturities from the underlying components of the Benchmark. If such strategy fails to produce the intended results, the Underlying ETF could underperform the Benchmark or other funds with a similar investment objective and/or strategies.

  The Underlying ETF will not invest directly in commodity futures contracts. The Underlying ETF expects to gain exposure to these investments by investing a portion of its assets in a wholly-owned subsidiary of the Underlying ETF organized under the laws of the Cayman Islands (the “Subsidiary”). The Subsidiary is not an investment company registered under the 1940 Act.
  Risks Related to a Merger Arbitrage Strategy — ProShares Merger ETF uses a global merger arbitrage strategy that seeks to capture the spread between the price at which the stock of a company (each such company, a “Target”) trades after a proposed acquisition of such Target is announced and the value (cash plus stock) that the acquiring company (the “Acquirer”) has proposed to pay for the stock of the Target (a “Spread”). Such a Spread typically exists due to the uncertainty that the announced merger, acquisition or other corporate reorganization (each, a “Deal”) will close, and if it closes, that such Deal will be at the initially proposed economic terms. There is no assurance that any of the Deals reflected in this Underlying ETF will be successfully completed. In particular, in certain market conditions, it is possible that most or all of the Deals could fail. If any Deal reflected in this Underlying ETF is not consummated, the Spread between the price offered for the Target and the price at which the shares of the Target trade is expected to widen. In such cases the price of the Target commonly falls back to pre-Deal announcement levels, typically resulting in significant losses well in excess of the post-announcement Spread the strategy attempts to capture. This could adversely affect the performance of this Underlying ETF and the performance of the Fund. Deals may be terminated, renegotiated, or subject to a longer time frame than initially contemplated due to business, regulatory, or other concerns. Any of these events may negatively impact the performance of this Underlying ETF. This Underlying ETF may also delete transactions under certain circumstances, thus precluding any potential future gains. Also, foreign companies involved in pending mergers or acquisitions may present risks distinct from comparable transactions completed solely within the U.S.

  Furthermore, the Merger Arbitrage Strategy seeks to hedge its exposure to foreign currencies. These hedges will in many cases not fully eliminate the exposure to a particular currency. In addition, interest rate differentials and additional transaction costs can diminish the effectiveness of a particular hedging position. All of these factors may cause additional risk.
  Risks Relating to Investing in Listed Private Equity Companies — ProShares Global Listed Private Equity ETF may be subject to risks faced by companies in the private equity sector, in particular the returns of such companies’ underlying investments. There are certain risks inherent in investing in listed private equity companies, which encompass business development companies (“BDCs”) and other financial institutions whose principal business is to invest in and provide mezzanine financing to privately held companies. Generally, little public information exists for privately held companies, and there is a risk that investors in such companies may not be able to make a fully informed investment decision. Private equity securities also carry risks associated with unclear ownership and market access constraints. In addition, at times, a private equity company may hold a significant portion of its assets in cash or cash equivalents (e.g., after divesting itself of its interests in a portfolio company upon the portfolio company’s IPO, merger or recapitalization). This may result in lower returns than if the private equity company had invested such cash or cash equivalents in successful portfolio companies. Furthermore, investments in listed private equity companies may include investments in BDCs. BDCs are special investment vehicles designed to facilitate capital formation for small and middle-market companies. BDCs are registered under the 1940 Act, but may be exempt from many of its regulatory constraints provided that they comply with certain investment guidelines. BDCs may carry additional risks such as limited investment opportunities, uncertainties surrounding valuation, leverage and management risk.
  Risks Relating to Restrictions on Investment Company Investments — Certain Underlying ETFs that invest in BDCs or other investment companies may not acquire greater than three percent (3%) of the total outstanding shares of such companies. As a result, the ability of such Underlying ETFs to purchase certain of the securities as dictated by their strategy could be limited. In these circumstances, such Underlying ETF may be required to use sampling techniques, which could increase “Correlation Risk”, as described above.
  Short Sale Exposure Risk — Certain Underlying ETFs may seek inverse or “short” exposure, which may cause them to be exposed to certain risks associated with selling securities short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of securities underlying the short position, which may lower the Underlying ETF’s return or result in a loss. To the extent that, at any particular point in time, the securities underlying the short position may be thinly-traded or have a limited market, including due to regulatory action, an Underlying ETF may be unable to meet its investment objective due to a lack of available securities or counterparties. During such periods, the Underlying ETF’s ability to issue additional Creation Units may be adversely affected. Any income, dividends or payments by the assets underlying the Underlying ETF’s short positions will negatively impact the Underlying ETF.

  Each of the Underlying ETFs is also subject to the following risks described above under the caption “Principal Risks Related to the Fund”: Correlation Risk, Early Close/Late Close/Trading Halt Risk, Liquidity Risk, Market Price Variance Risk, Portfolio Turnover Risk and Valuation Risk.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Full Prospectus for additional details.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	<ul type="square"><li> Non-Diversification Risk — The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (“1940 Act”), and has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers susceptible to a single economic, political or regulatory event. This may increase the Fund’s volatility and cause performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance. This risk may be particularly acute if the Index is comprised of a small number of securities. Notwithstanding the Fund’s status as a “non-diversified” investment company under the 1940 Act, the Fund intends to qualify as a “regulated investment company” (“RIC”) accorded special tax treatment under the Internal Revenue Code, which imposes its own diversification requirements that are less restrictive than the requirements applicable to “diversified” investment companies under the 1940 Act. </li></ul>
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below shows the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s results can be obtained by visiting ProShares.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	ProShares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past results (before and after taxes) are not predictive of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended 9/30/2016): 1.30% Worst Quarter (ended 9/30/2015): -3.62% The year-to-date return as of the most recent quarter, which ended June 30, 2018, was -0.94%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns<br/><br/>As of December 31, 2017
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
MORNINGSTAR ALTERNATIVES SOLUTION ETF | ProShares Morningstar Alternatives Solution ETF
Risk/Return:	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.07%
Other Expenses	rr_OtherExpensesOverAssets	0.62%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.73%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.42%	[3]
Fee Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.47%)	[4]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.95%
1 Year	rr_ExpenseExampleYear01	$ 97
3 Years	rr_ExpenseExampleYear03	403
5 Years	rr_ExpenseExampleYear05	732
10 Years	rr_ExpenseExampleYear10	$ 1,661
2015	rr_AnnualReturn2015	(3.84%)
2016	rr_AnnualReturn2016	2.12%
2017	rr_AnnualReturn2017	2.46%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2018
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(0.94%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2016
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.30%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.62%)
One Year	rr_AverageAnnualReturnYear01	2.46%
Since Inception	rr_AverageAnnualReturnSinceInception	0.71%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 08, 2014
MORNINGSTAR ALTERNATIVES SOLUTION ETF | After Taxes on Distributions | ProShares Morningstar Alternatives Solution ETF
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	1.18%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.02%)
MORNINGSTAR ALTERNATIVES SOLUTION ETF | After Taxes on Distributions and Sale of Shares | ProShares Morningstar Alternatives Solution ETF
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	1.64%
Since Inception	rr_AverageAnnualReturnSinceInception	0.34%
MORNINGSTAR ALTERNATIVES SOLUTION ETF | Morningstar® Diversified Alternatives Index℠
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	2.70%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	0.92%	[5]

[1]	“Other Expenses” have been restated to reflect current expenses.
[2]	“Acquired Fund Fees and Expenses” are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies (such as business development companies and/or exchange-traded funds). They are not direct costs paid by Fund shareholders and are not used to calculate the Fund’s net asset value (“NAV”). “Acquired Fund Fees and Expenses” are not directly borne by the Fund and are not reflected in the Fund’s Financial Statements in the annual report. Therefore, the amounts listed in “Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements” will differ from those presented in the Fund’s Financial Highlights in the Fund’s Full Prospectus.
[3]	Before Fee Waivers and Expense Reimbursements
[4]	Pursuant to an Expense Limitation Agreement, ProShare Advisors LLC (“ProShare Advisors”) has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements (including Acquired Fund Fees and Expenses), as a percentage of average daily net assets, exceed 0.95% through September 30, 2019. ProShare Advisors has also agreed to waive Investment Advisory and Management Services Fees through October 31, 2019. Prior to those dates, ProShare Advisors may not terminate these respective arrangements without the approval of the Fund’s Board of Trustees. Expense waivers/reimbursements (but not Investment Advisory and Management Services Fees waived during the term of the Investment Advisory and Management Services Fee waiver) may be recouped by ProShare Advisors within five years of the end of the Expense Limitation Agreement’s contractual period, however, such recoupment will be limited to the lesser of any expense limitation in place at the time of recoupment or the expense limitation in place at the time of waiver or reimbursement.
[5]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the index. “Since Inception” returns are calculated from the date the Fund commenced operations, not the date of inception of the index.